Equity - Allotted and fully paid share capital (Detail) - GBP (£) £ in Millions, shares in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [abstract]
Number of shares (in shares)	2,601	2,695	2,754
Nominal value	£ 753	£ 780	£ 797